Schedule of Investments (unaudited) April 30, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 126.8%

New York — 125.5%

Corporate — 7.4%
Build NYC Resource Corp., Refunding RB:
Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25(a)	$500	$544,235
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/22	850	925,497
New York Transportation Development Corp., ARB, Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.00%, 01/01/33	1,000	1,166,310
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/26	1,000	1,054,520
Niagara Area Development Corp., Refunding RB, Covanta Project, Series B, 3.50%, 11/01/24(a)	1,000	1,022,160

		4,712,722

County/City/Special District/School District — 18.4%
City of Glen Cove New York, GO:
Series A, 5.00%, 01/01/25	195	221,922
Series A, 5.00%, 01/01/26	105	121,149
Refunding, 5.00%, 01/15/25	500	569,725
Refunding, 5.00%, 01/15/26	520	600,355
City of New York, GO, Refunding, Series E, 5.00%, 08/01/30	1,250	1,386,675
City of New York, GO, Sub-Series A-1, 5.00%, 08/01/33	700	784,539
City of New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	1,000	1,002,440
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bonds, 5.00%, 02/01/34	600	711,978
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Sub-Series A1, 5.00%, 08/01/33	300	366,339
City of Poughkeepsie New York, Refunding, GOL(b):
5.00%, 06/01/25	235	262,723
5.00%, 06/01/31	265	291,243
County of Nassau New York, Refunding, GOL, Series C, 5.00%, 10/01/29	500	604,745
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(c)	615	660,541
5.75%, 02/15/47	385	411,045

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	$1,000	$1,079,220
State of New York Dormitory Authority, RB, Haverstraw King’s Daughters Public Library, 5.00%, 07/01/26	1,015	1,084,619
Town of Oyster Bay New York, GOL, New York Public Improvement, 4.00%, 02/15/24	1,500	1,608,900

		11,768,158

Education — 42.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/20(c)	1,000	1,034,260
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 4.88%, 05/01/31	750	773,985
New Dawn Charter Schools Project, 5.00%, 02/01/33	500	505,955
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 06/01/30	385	442,388
Manhattan College Project, 5.00%, 08/01/33	275	322,187
Manhattan College Project, 5.00%, 08/01/35	1,000	1,164,850
The Packer Collegiate Institute Project, 5.00%, 06/01/35	250	283,928
City of New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/32	500	573,210
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB:
Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,077,830
The Charter School for Applied Technologies Project, Series A, 4.50%, 06/01/27	1,000	1,088,000
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(c)	1,000	1,139,010
County of Nassau New York, GOL, Series A (AGM), 5.00%, 04/01/32	1,000	1,203,110
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 03/01/20(c)	1,000	1,027,750

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	$500	$544,455
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/33	1,000	1,216,280
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	128,078
Fordham University, Series A, 5.25%, 07/01/21(c)	500	539,985
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/32	1,000	1,148,060
Mount Sinai School of Medicine, 5.50%, 07/01/19(c)	1,000	1,006,380
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 07/01/24	250	281,180
State University Dormitory Facilities, Series A, 5.00%, 07/01/33	1,000	1,217,850
Touro College & University System Obligation Group, Series A, 4.13%, 01/01/30	1,000	1,032,120
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 07/01/29	375	426,780
Fordham University, 5.00%, 07/01/30	300	340,761
Pace University, Series A, 5.00%, 05/01/27	980	1,066,799
Series B, 5.00%, 07/01/31	1,500	1,744,440
Series E, 5.25%, 03/15/33	500	593,720
Series L, 5.00%, 01/01/32	1,750	2,119,687
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,050	1,189,640
The Culinary Institute of America, 5.00%, 07/01/28	500	543,605
Troy Capital Resource Corp., Refunding RB, 5.00%, 08/01/32	1,000	1,147,980

		26,924,263

Health — 16.4%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 07/01/30	500	560,550

Security	Par (000)	Value

Health (continued)
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 04/01/21	$215	$224,466
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 07/01/25	1,000	1,038,420
County of Monroe Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/29	660	780,377
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	972,617
Remarketing, Series A, 5.00%, 11/01/30	580	613,443
Series B, 6.00%, 11/01/20(c)	205	218,323
Series B, 6.00%, 11/01/30	35	37,125
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 4.00%, 01/01/23	250	262,968
Kendal On Hudson Project, 5.00%, 01/01/28	875	935,506
Westchester Medical Center, 5.00%, 11/01/34	500	559,850
New York State Dormitory Authority, Refunding RB, Catholic Health Syatem Obligation, 5.00%, 07/01/34	160	191,128
State of New York Dormitory Authority, RB, Series A(c):
New York State Association for Retarded Children, Inc., 5.30%, 07/01/19	450	452,722
New York University Hospitals Center, 5.00%, 07/01/20	1,000	1,039,740
State of New York Dormitory Authority, Refunding RB:
Mount Sinai Hospital Series A, 4.25%, 07/01/23	250	256,853
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	500	534,000
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	1,270	1,445,171

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Orange Regional Medical Center, 5.00%, 12/01/27(a)	$100	$117,726
Orange Regional Medical Center, 5.00%, 12/01/28(a)	200	234,318

		10,475,303

Housing — 4.0%
City of New York Housing Development Corp., RB, M/F Housing, Series B1, 5.25%, 07/01/30	500	555,680
State of New York Mortgage Agency, Refunding RB, AMT, Series 218, 3.25%, 04/01/30	1,380	1,413,382
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	625	626,719

		2,595,781

State — 5.6%
City of New York Transitional Finance Authority Building Aid Revenue, BARB, Fiscal 2015, Series S-1, 5.00%, 07/15/37	1,140	1,302,165
State of New York Urban Development Corp., Refunding RB, Personal Income Tax, Series A, 5.00%, 03/15/35	1,990	2,316,420

		3,618,585

Tobacco — 4.1%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/34	500	531,290
New York Counties Tobacco Trust, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series B:
5.00%, 06/01/25	845	955,205
5.00%, 06/01/28	90	101,461
5.00%, 06/01/29	105	117,551

Security	Par (000)	Value

Tobacco (continued)
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/30	$775	$894,954

		2,600,461

Transportation — 19.4%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(c)	1,000	1,087,290
Series A-1, 5.25%, 11/15/23(c)	500	580,970
Series B, 5.25%, 11/15/33	1,000	1,132,850
Series B (NPFGC), 5.25%, 11/15/19	860	876,684
Sub-Series B-1, 5.00%, 11/15/21(c)	460	500,153
Sub-Series B-4, 5.00%, 11/15/21(c)	300	326,187
Sub-Series D-1, 5.25%, 11/15/44	225	257,049
Niagara Frontier Transportation Authority, Refunding RB, AMT, Buffalo Niagara International Airport, 5.00%, 04/01/33	375	444,090
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	685	709,064
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	1,000	1,115,410
State of New York Thruway Authority, Refunding RB, General:
Series K, 5.00%, 01/01/32	1,035	1,193,459
Series I, 5.00%, 01/01/37	660	708,827
Triborough Bridge & Tunnel Authority, RB:
Series B, 5.00%, 11/15/31	2,005	2,366,361
Series B-3, 5.00%, 11/15/33	500	586,755
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 01/01/22(c)	500	545,795

		12,430,944

Utilities — 8.2%
Long Island Power Authority, RB, Electric System, 5.00%, 09/01/33	1,000	1,216,010
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.00%, 09/01/34	1,000	1,128,550
State of New York Environmental Facilities Corp., RB, Green Bond, Series C, 5.00%, 08/15/37	575	687,435
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 06/15/31	1,000	1,065,920

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	$1,000	$1,137,860

		5,235,775

Total Municipal Bonds in New York		80,361,992

Puerto Rico — 1.3%

State — 1.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
CAB, 0.00%, 07/01/27(d)	725	543,532
4.50%, 07/01/34	323	327,671

Total Municipal Bonds in Puerto Rico		871,203

Total Municipal Bonds — 126.8% (Cost — $77,315,662)		81,233,195

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 36.8%

County/City/Special District/School District — 15.8%
City of New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	750	816,945
Sub-Series 1-I, 5.00%, 03/01/32	991	1,120,082
Refunding Series E, 5.00%, 08/01/19(c)	174	175,389
Refunding Series E, 5.00%, 08/01/27	425	429,109
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,540	4,096,594

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bonds, SubSeries B-1, 5.00%, 08/01/36	$3,001	$3,506,946

		10,145,065

State — 8.1%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,147,466
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/36(f)	1,995	2,339,576
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	1,499	1,667,484

		5,154,526

Transportation — 10.3%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	3,510	3,924,203
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/19(c)	749	764,259
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/32	991	1,103,501
Consolidated, Series 169th, 5.00%, 10/15/26	750	804,566

		6,596,529

Utilities — 2.6%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 06/15/32	1,560	1,665,810

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.8% (Cost — $22,570,216)		23,561,930

Total Long-Term Investments — 163.6% (Cost — $99,885,878)		104,795,125

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 2.3%
BlackRock Liquidity Funds New York Money Fund Portfolio, 2.80%(g)(h)	1,483,017	$1,483,017

Total Short-Term Securities — 2.3% (Cost — $1,483,017)		1,483,017

Value

Total Investments — 165.9% (Cost — $101,368,895)	$106,278,142

Other Assets Less Liabilities — 1.2%	661,749

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.9)%	(13,427,170)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (46.2)%	(29,465,137)

Net Assets Applicable to Common Shares — 100.0%	$64,047,584

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire on September, 15, 2024, is 1,381,260.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	1,483,017	1,483,017	$1,483,017	$3,834	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,061,194	(1,061,194)	—	—	1,871	9	(115)

				$1,483,017	$5,705	$9	$(115)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

wAMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BARB	Building Aid Revenue Bonds

GO	General Obligation Bonds

NPFGC	National Public Finance Guarantee Corp.

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

M/F	Multi-Family

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

SONYMA	State of New York Mortgage Agency

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	26	06/19/19	$3,215	$(14,883)
Long U.S. Treasury Bond	11	06/19/19	1,622	(6,621)
5-Year U.S. Treasury Note	9	06/28/19	1,041	(3,967)

				$(25,471)

Fair Value Hierarchy as of Period End:

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$104,795,125	$—	$104,795,125
Short-Term Securities	1,483,017	—	—	1,483,017

	$1,483,017	$104,795,125	$—	$106,278,142

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(25,471)	$—	$—	$(25,471)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(13,360,376)	$—	$(13,360,376)
VRDP Shares at Liquidation Value	—	(29,600,000)	—	(29,600,000)

	$—	$(42,960,376)	$—	$(42,960,376)

7